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                       SUPPLEMENT DATED NOVEMBER 23, 1999
                        TO PROSPECTUS DATED MAY 1, 1999

                                       OF

                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO

                                 PORTFOLIOS OF

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                             ---------------------

    The Prospectus is hereby amended and supplemented to reflect a change in the portfolio management of the European Equity Portfolio. Amr Diab has joined the investment team responsible for managing the assets of the European Equity Portfolio. Accordingly, the paragraph "EUROPEAN EQUITY PORTFOLIO" on page 10 is hereby deleted and replaced with the following:

EUROPEAN EQUITY PORTFOLIO
MARGARET NAYLOR, ALASTAIR ANDERSON AND AMR DIAB

Information about Margaret Naylor is included under the International Small Cap Portfolio above. Alastair Anderson joined MSDW Investment Management in June 1994 and became a Vice President in December 1996. Prior to joining MSDW Investment Management, he worked for Deloitte & Touche LLP. Mr. Anderson is a commerce graduate of the University of Cape Town, South Africa. Amr Diab is an Investment Analyst with MSDW Investment Management's European Value Equity team. He joined MSDW Investment Management in 1997. From 1993 to 1997, he worked in Morgan Stanley Dean Witter & Co.'s Investment Banking Division and strategic planning team in New York. Prior to that time, he worked as a Business Development Manager with Projects and Investment Consulting Co. from 1992 to 1993. Mr. Diab is a graduate of the American University in Cairo, Egypt.

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